Non-cash Financing and Investing Activities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Non-cash acquisition of capital expenditures and outdoor advertising assets	$ 6,036,000	$ 1,900,000	$ 4,982,000
Treasury stock retired shares		17,270,930
Non-cash financing activity	0		0
LAMAR MEDIA CORP [Member]
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Non-cash acquisition of capital expenditures and outdoor advertising assets	6,036,000	$ 1,900,000	4,982,000
Non-cash financing activity	$ 0	$ 0	$ 0
Treasury Stock [Member]
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Treasury stock retired shares		17,270,930
Treasury stock retired value		$ 896,818,000